Warrant liabilities - Schedule of Derivative Liabilities at Fair Value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Change in fair value of warrant liability	$ 1,496
Foreign currency remeasurement	(18)
Pre-Funded Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Change in fair value of warrant liability	725
Foreign currency remeasurement	(9)
Common Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Change in fair value of warrant liability	771
Foreign currency remeasurement	(9)
Warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Initial balance	9,859
Ending balance	11,337
Warrant | Pre-Funded Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Initial balance	6,639
Ending balance	7,355
Warrant | Common Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Initial balance	3,220
Ending balance	$ 3,982